UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		      Washington, D.C.  20549

			    FORM 13F

		      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[ ] is a restatement.
				 [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Greenleaf Asset Management, Inc.
Address:	3505 Greenleaf Blvd.
		Kalamazoo, MI  49008

Form 13F File Number: 028-05069

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:		William D. Johnston
Title:		President
Phone:		616-353-8484
Signature, Place, and Date of Signing:
	William D. Johnston	Kalamazoo, Michigan	November 5, 1999


Report Type (Check only one):

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.


List of Other Maagers Reporting for this Manager:
NONE

					FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		           0

Form 13F Information Table Entry Total:	             362,620

Form 13F Information Table Value Total:	         $31,394,000



List of Other Included Managers:
NONE
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								FORM 13F INFORMATION TABLE
   							 VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER	VOTING AUTHORITY
NAME OF ISSUER		TITLE OF CLASS	CUSIP		(X$1000)PRN AMT	PRN	CALL	DSCRETN	MANAGERSSOLE	SHARED	NONE

Bell Atlantic Corp.	COM		077853109	596	9110 			SOLE	None			9,110
Biogen, Inc.		COM		090597105	219	2500 			SOLE	None			2,500
Bellsouth Corp.		COM		079860102	596	12,345 			SOLE	None			12,345
Concord EFS, Inc.	COM		206197105	969	22,900   		SOLE	None			22,900
Capital One Finl Corp.	COM		14040H105	282	5,070     		SOLE	None			5,070
Compaq Computer Corp.	COM		204493100	497	21,000   		SOLE	None			21,000
Ford Mtr Co Del		COM		345370100	388	6,879     		SOLE	None			6,879
International Bus Machs	COM		459200101	208	1,608     		SOLE	None			1,608
INTL Paper Co.		COM		460146103	334	6,650     		SOLE	None			6,650
Miller Herman Inc.	COM		600544100	386	18,400   		SOLE	None			18,400
SBC Communications Inc.	COM		7838G103	217	3,738     		SOLE	None			3,738
Sun Microsystems Inc.	COM		866810104	1,295	18,800   		SOLE	None			18,800
AT&T Corp		COM		001957109	229	4,105      		SOLE	None			4,105
Tyco Intl Ltd New	COM		902124106	1,052	11,100    		SOLE	None			11,100
Vodafone Group PLC	Sponsored ADR	92857T107	251	1,275     		SOLE	None			1,275
Tetra Technologies Inc. COM		88162F105	629	38,125   		SOLE	None			38,125
Wal Mart Stores Inc.	COM		931142103	357	 7,390     		SOLE	None			7,390
Midcap SPDR TR		UNIT SER 1	595635103	1,871	25,925   		SOLE	None			25,925
Nasdaq 100 TR		UNIT SER 1	631100104	2,374	19,620   		SOLE	None			19,620
SPDR TR			UNIT SER 1	78462F103	18,644	144,980			SOLE	None			144,980
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